COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

21. COMMITMENTS AND CONTINGENT LIABILITIES

(1) Commitments

Rental Agreements

The Company has entered into office and warehouse rental agreements with a related party, Terra Stabile A.E. (“Terra Stabile”), which is controlled by Michail Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors (see Note 23), at a monthly rate of approximately €27,200, according to the original terms (for amendments in these rental agreements refer to Note 25). These rental agreements vary in duration—the longest agreement will expire in April 2022.

The committed rent payments to Terra Stabile as of December 31, 2012 were:

December 31, 2013	$434
December 31, 2014	440
December 31, 2015	447
December 31, 2016	454
December 31, 2017	460
Thereafter	1,910
$4,145

Coal Sale Purchase Agreements (Purchase Agreements)

As of December 31, 2012, New Lead JMEG LLC, a joint venture affiliate of the Company (see Note 6) entered into two Sale Purchase Agreements with a third party to purchase thermal coal (used in power plants for electricity generation and other industrial uses) from Kentucky, USA. The commencement period of the agreements, which were revised on March 17, 2013, is considered to be the first shipment of coal, which is expected to take place during the fourth quarter of 2013 or as otherwise agreed.

The commitments as of December 31, 2012 were:

BTU	Year	Amount
12,300	1	$47,028
12,300	2	64,350
12,300	3	64,350
12,300	4	64,350
12,300	5	64,350
		304,428
10,800	1	40,154
10,800	2	54,945
10,800	3	54,945
10,800	4	54,945
10,800	5	54,945
		259,934
		$564,362

Commercial and Technical Ship Management Agreements

As of December 31, 2012, 2011 and 2010, the commercial and technical management services of all the Company’s owned and operated vessels were provided in-house by Newlead Shipping and Newlead Bulkers. Outstanding balances, due to managing agents as at December 31, 2012 and 2011, relate to amounts generated prior to the termination of the agreements with the previous managers in prior periods (see Note 23).

Commitment exit

In the third quarter of 2010, the Company entered into an agreement for the acquisition of one 2006 built, 37,582 dwt, MR1 Tanker for approximately $31,800, which was to be delivered in the fourth quarter of 2010. On December 1, 2010, the Company cancelled such agreement and subsequently agreed to a final, mutual settlement in full of all the claims under the subject sale and purchase contract. In compliance with the terms and conditions of this settlement agreement, dated December 21, 2010, the Company released to the sellers the deposit of $3,177 and further incurred a termination fee of $1,950, which was paid in January 2011. The total of $5,127 was included in Impairment losses in continuing operations in 2010.

(2) Contingencies

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings in which the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were issued. As of December 31, 2012, the Company has provided in respect of all claims an amount equal to $3,454 ($7,615 as of December 31, 2011). Other than those listed below, there are no material legal proceedings to which the Company is a party other than routine litigation incidental to the Company’s business:

•	The charterers of the Newlead Avra notified the Company in October 2008 of their intention to pursue the following claims and notified the appointment of an arbitrator in relation to them:

a)	Damages suffered by sub-charterers of the vessel relating to remaining on board cargo in New York in September 2007;

b)	Damages suffered by sub-charterers of the vessel as a result of a change in management and the consequent dispute regarding oil major approval from October 2007; and

c)	Damages suffered by sub-charterers of the vessel resulting from grounding in Houston in October 2007.

The Company does not anticipate any amount in excess of the amount accrued to be material to the consolidated financial statements.

•	The charterers of the Newlead Fortune notified the Company in October 2008 of their intention to pursue the following claims, and notified the appointment of an arbitrator in relation to them:

a)	Damages as a result of a change in management and the consequent dispute regarding oil major approval from October 2007; and

b)	Damages resulting from the creation of hydrogen sulphide in the vessel’s tanks at two ports in the United States.

The Company does not anticipate any amount in excess of the amount accrued to be material to the consolidated financial statements.

•
The vessel Grand Rodosi was involved in a collision in October 2010 with the fishing vessel “Apollo S”. As of December 31, 2012, the Company estimated that the expected possible losses amount to approximately $500, which, however, are 100% covered by the P&I Association:

a)	Pollution cleanup costs — the Company has a provided guarantee for A$500,000.

•
The charterers of the Newlead Esmeralda notified the Company in November 2010 of their intention to pursue the following claims. After discussions with the charterers in March 2011, an agreement was reached that neither party would seek any form of security in the future for the claims relating to the grounding that occurred in March 2010. The Company believes the charterer’s chances of success are remote. Below is a list of the claims:

a)	Damages for lost income as a result of cargo that was not able to be loaded, subsequent to vessel’s grounding in March 2010;

b)	Damages resulting from the prolonged storage costs due to the inability to place cargo on board the vessel; and

c)	Anticipated costs.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company’s protection and indemnity (P&I) insurance coverage for pollution is $1,000,000 per vessel per incident.